Shareholder Report	12 Months Ended
May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000261240 [Member]
Shareholder Report [Line Items]
Fund Name	Castellan Targeted Equity ETF
Class Name	Castellan Targeted Equity ETF
Trading Symbol	CTEF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Castellan Targeted Equity ETF (the “Fund”) for the period of June 17, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://castellanetf.com/ctef/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://castellanetf.com/ctef/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://castellanetf.com/ctef/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$58	0.45%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund primarily invested in U.S. equities across various sectors, with a focus on companies exhibiting value, price momentum, and earnings momentum characteristics.
TOP PERFORMANCE CONTRIBUTORS
The Fund’s performance was driven by a combination of positive sector exposure effects, positive style exposure effects, and positive individual stock selection effects.
The Fund’s positive sector exposure effects were driven by Information Technology and Consumer Discretionary. The Fund maintained a meaningful overweight allocation to Information Technology, where both allocation and stock selection contributed positively, supported by positions in Western Digital Corp., Micron Technology Inc., and Lam Research Corp. The Fund was also overweight in
Consumer Discretionary, where allocation and stock selection both provided positive contribution, supported by positions in companies like Tapestry Inc.
Additionally, style exposures provided net positive contributions from factors such as beta, momentum, and valuation. Other large positive stock selection effects were provided by Comfort Systems USA Inc., Modine Manufacturing Co., and Clear Secure Inc.
TOP PERFORMANCE DETRACTORS
While overall performance was strong, certain sectors detracted modestly from results. The Fund was overweight in the Health Care sector relative to the benchmark, providing a negative relative performance contribution. The Fund was also underweight in the Financials sector relative to the benchmark, providing a negative relative performance contribution.
The Fund’s tilt towards small- and mid-cap equities relative to the benchmark led to a detraction in performance.
From a stock selection perspective, the Fund experienced the largest performance detractions from Palomar Holdings Inc., Fortinet Inc., Booking Holdings Inc., Microsoft Corp., and Universal Health Services Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (6/17/2025)
Castellan Targeted Equity ETF - NAV	70.11%
Solactive GBS United States 1000 Index (net total return)	27.35%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://castellanetf.com/ctef/ for more recent performance information.

Performance Inception Date	Jun. 17, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 610,420,939
Holdings Count | holding	48
Advisory Fees Paid, Amount	$ 2,009,008
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$610,420,939	Portfolio Turnover Rate*	89%
# of Portfolio Holdings	48	Fund Advisory Fees	$2,009,008
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	40.3%
Financials	20.2%
Consumer Discretionary	15.9%
Industrials	15.7%
Health Care	8.8%
Purchased Options	3.3%
Written Options	(4.5)%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Micron Technology, Inc.	10.3%
Western Digital Corp.	7.2%
Lam Research Corp.	6.4%
Jabil, Inc.	6.3%
Modine Manufacturing Co.	5.9%
Comfort Systems USA, Inc.	5.8%
Dave, Inc.	4.9%
Deckers Outdoor Corp.	4.7%
Tapestry, Inc.	4.3%
NVIDIA Corp.	4.3%

C000261241 [Member]
Shareholder Report [Line Items]
Fund Name	Castellan Targeted Income ETF
Class Name	Castellan Targeted Income ETF
Trading Symbol	CTIF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Castellan Targeted Income ETF (the “Fund”) for the period of June 24, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://castellanetf.com/ctif/. You can also request this information by contacting us at (215) 330-4476.. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://castellanetf.com/ctif/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476.
Additional Information Website	https://castellanetf.com/ctif/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$44	0.45%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund primarily invested in large- and mid-cap U.S. equities across various sectors, with a focus on companies exhibiting high-quality characteristics in addition to strong histories of dividend growth. Additionally, the Fund invested in covered call options overlayed over individual stock positions.

TOP PERFORMANCE CONTRIBUTORS

The Fund’s positive return was supported by several areas of the portfolio. Strong contributions came from holdings within the Industrials sector, including positions in Caterpillar Inc., Parker-Hannifin Corp., and Hubbell Inc. The portfolio also benefitted from style exposures to Valuation, Dividend Yield, and Profitability (Quality).
Additionally, option premiums generated from the Fund’s covered call strategy supplemented dividend income received from portfolio holdings and contributed positively to the Fund’s overall distribution profile during the Period.
TOP PERFORMANCE DETRACTORS

Performance was negatively affected by the Fund’s lower exposure to certain areas of the market that experienced particularly strong gains during the Period, most notably Information Technology. The Fund’s emphasis on higher-quality, dividend-growing companies also resulted in less exposure to Beta and Momentum styles that outperformed in portions of the market.

Individual holdings that detracted from performance included Oracle Corp., Automatic Data Processing Inc., and Abbott Laboratories. While the covered call strategy generated additional cash proceeds, periods of strong equity market appreciation reduced participation in some upside market moves when portfolio holdings advanced above the strike prices of written covered call options.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (6/24/2025)
Castellan Targeted Income ETF - NAV	8.04%
Solactive GBS United States 1000 Index (net total return)	24.99%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://castellanetf.com/ctif/ for more recent performance information.

Performance Inception Date	Jun. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 179,974,212
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 643,407
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$179,974,212	Portfolio Turnover Rate*	26%
# of Portfolio Holdings	44	Fund Advisory Fees	$643,407
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Industrials	48.2%
Information Technology	21.0%
Financials	13.4%
Consumer Staples	8.7%
Materials	4.0%
Health Care	3.4%
Fixed Income ETF	0.2%
Written Options	(0.2)%
Cash and Cash Equivalents	1.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Broadcom, Inc.	6.3%
Analog Devices, Inc.	6.3%
Caterpillar, Inc.	5.9%
Eaton Corp. PLC	5.9%
Snap-on, Inc.	5.4%
Parker-Hannifin Corp.	5.3%
Goldman Sachs Group, Inc.	5.3%
WW Grainger, Inc.	5.2%
Hubbell, Inc.	4.9%
Microsoft Corp.	4.8%